UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05347
                                                     ---------

                           The Treasurer's Fund, Inc.
          --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
          --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
          --------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                    Date of fiscal year end: October 31, 2004
                                             ----------------

                   Date of reporting period: October 31, 2004
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              THE TREASURER'S FUND

                                  ANNUAL REPORT
                               OCTOBER 31, 2004(a)



TO OUR SHAREHOLDERS,

      We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are also mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of October 31, 2004.

      The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the first of which was filed for the quarter ending July 31, 2004. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund's Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

      A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available without charge (i) upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

                                                   Gabelli Fixed Income LLC

----------
(a) The Fund's fiscal year ends October 31.

THE TREASURER'S FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from May 1, 2004 through October 31, 2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the period and may be different from the expense ratio in the Financial Highlights which is for the year ended October 31, 2004.

                         Beginning        Ending       Annualized      Expenses
                       Account Value   Account Value    Expense      Paid During
                          5/1/04         10/31/04         Ratio         Period*
-------------------------------------------------------------------------------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Money Market Class       $1,000.00      $1,004.00       0.60%          $3.02
Cash Management Class    $1,000.00      $1,004.30       0.53%          $2.67

HYPOTHETICAL 5% RETURN
Money Market Class       $1,000.00      $1,022.12       0.60%          $3.05
Cash Management Class    $1,000.00      $1,022.47       0.53%          $2.69

--------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Money Market Class       $1,000.00      $1,003.10       0.60%          $3.02
Cash Management Class    $1,000.00      $1,003.00       0.51%          $2.57

HYPOTHETICAL 5% RETURN
Money Market Class       $1,000.00      $1,022.12       0.60%          $3.05
Cash Management Class    $1,000.00      $1,022.57       0.51%          $2.59

--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Money Market Class       $1,000.00      $1,003.10       0.65%          $3.27
Cash Management Class    $1,000.00      $1,003.10       0.71%          $3.57

HYPOTHETICAL 5% RETURN
Money Market Class       $1,000.00      $1,021.87       0.65%          $3.30
Cash Management Class    $1,000.00      $1,021.57       0.71%          $3.61

* Expenses are equal to the Fund' annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

Under SEC rules, all funds are required to include in their annual and semi-annual reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirement.

----------------------------------------------------------------------------------------------------------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------
Federal Home Loan Bank ......................    41.5%       Commercial Paper ....................    5.0%
Repurchase Agreements .......................    14.3%       Certificate of Participation ........    3.3%
Federal National Mortgage Association .......    12.1%       Federal Home Loan Mortgage Corp. ....    1.2%
Other Revenue Bonds .........................    11.8%       Other Assets and Liabilities - Net ..    0.2%
General Obligation Unlimited Revenue Bonds ..    10.6%                                              ------
                                                                                                    100.0%
                                                                                                    ======
----------------------------------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------
Education Revenue Bonds .....................    20.4%       Development Revenue Bonds ...........    6.3%
Housing Revenue Notes/Bonds .................    16.0%       Anticipation Notes ..................    5.8%
Hospital/Nursing Homes Revenue Notes/Bonds ..    14.9%       Other Revenue Bonds .................    4.1%
Public Purpose Notes/Bonds ..................    14.0%       Pollution Control Revenue Bonds .....    2.0%
General Obligation Unlimited Revenue Bonds ..     8.1%       Other Assets and Liabilities - Net ..    0.3%
Industrial Development Revenue Bonds ........     8.1%                                              ------
                                                                                                    100.0%
                                                                                                    ======
----------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------
U.S. Treasury Bills .........................    45.0%
Repurchase Agreements .......................    55.1%
Other Assets and Liabilities - Net ..........    (0.1)%
                                                ------
                                                100.0%
                                                ======

                                       3

--------------------------------------------------------------------------------
THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS --
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                       CREDIT
     PRINCIPAL                                                                                        RATINGS              MARKET
      AMOUNT                                                                                        (UNAUDITED)*           VALUE
     ---------                                                                                       ---------             -----

                COMMERCIAL PAPER - 5.0%
   $18,000,000  Louis Dreyfus Corp., 1.790%, 11/12/04 ............................................   P1/A1/F1+         $ 17,990,155
                                                                                                                       ------------
                ADJUSTABLE RATE SECURITIES - 25.7%
    11,400,000  Florida State Housing Finance Corp. Revenue Bond, Series 2002A, 1.840%,
                  11/04/04, AMBAC Insured, SPA - Dexia Credit Local, 01/01/47+ ................... VMIG1/A1+/F1+         11,400,000
     9,300,000  Greensboro, North Carolina, Certificate of Participation, Series 1999B,
                  1.930%, 11/03/04, Letter of Credit - Wachovia Bank N.A., 12/01/15+ .............    VMIG1/NR            9,300,000
     5,200,000  Greensboro, North Carolina, Housing and Redevelopment General Obligation
                  Unlimited  Revenue  Bond,  1.930%,  11/03/04,  SPA -  Bank  of
                  America N.A.,04/01/22+ .........................................................    VMIG1/A1+           5,200,000
     3,395,000  Greensboro, North Carolina, Public Improvement General Obligation
                  Unlimited Revenue Bond, Series 1994C, 1.930%, 11/03/04, SPA -
                  Wachovia Bank of North Carolina, 04/01/14+ .....................................    VMIG1/A1            3,395,000
    14,700,000  Mississippi State General Obligation Unlimited Revenue Bond, Nissan North
                  America Inc. Project, Series 2003A, 1.840%, 11/03/04, SPA - Bank of
                  America N.A., 11/01/28+ ........................................................  VMIG1/A1+/F1+        14,700,000
     2,100,000  New Jersey State Economic Development Authority Revenue Bond, MSNBC /
                  CNBC, Series 1997A, 1.820%, 11/01/04, 10/01/21+ ................................     P1/A1+             2,100,000
    17,400,000  New Jersey State Economic Development Authority Revenue Bond, MSNBC /
                  CNBC, Series 1997B, 1.820%, 11/01/04, Letter of Credit - Chase
                  Manhattan Bank, 10/01/21+ ......................................................     P1/A1+            17,400,000
     2,000,000  New York State Housing Finance Agency Personal Income Tax Revenue Bond,
                  Economic Development & Housing Project, Series 2003B, 1.960%, 03/15/05 .........     A1/AA              1,999,249
     4,150,000  New York State Housing Finance Agency Personal Income Tax Revenue Bond,
                  Economic Development & Housing Project, Series 2003B, 2.090%, 09/15/05 .........     A1/AA              4,137,623
    14,600,000  North Carolina State General Obligation Unlimited Revenue Bond,
                  Series 2002C, 1.740%, 11/03/04, SPA - Bayerische Landesbank, 06/01/19+ .........  VMIG1/A1+/F1+        14,600,000
     2,600,000  Raleigh, North Carolina, Certificate of Participation, Packaging Facilities
                  Project, Series 2000B, 1.930%, 11/03/04, SPA - Bank of America N.A.,
                  11/01/20+ ......................................................................     VMIG1/NR           2,600,000
     5,000,000  Wisconsin State Heart Hospital Revenue Bond, 1.870%, 11/03/04,
                  Letter of Credit - Bank One N.A., 11/01/23+ ....................................     VMIG1/A1+          5,000,000
                                                                                                                       ------------
                TOTAL ADJUSTABLE RATE SECURITIES ..............................................................          91,831,872
                                                                                                                       ------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.8%
     8,050,000  Federal Home Loan Bank, 1.300%, 02/04/05 .........................................                        8,050,000
    10,000,000  Federal Home Loan Bank, 1.300%, 02/23/05 .........................................                       10,000,000
     8,525,000  Federal Home Loan Bank, 1.125%, 02/23/05 .........................................                        8,522,462
    10,000,000  Federal Home Loan Bank, 1.795%, 12/15/04, 03/15/05+ ..............................                       10,000,000
     5,000,000  Federal Home Loan Bank, 1.400%, 04/01/05 .........................................                        5,000,000
     7,000,000  Federal Home Loan Bank, 1.310%, 04/01/05 .........................................                        6,994,449
    10,000,000  Federal Home Loan Bank, 1.250%, 04/01/05 .........................................                        9,994,772
    12,500,000  Federal Home Loan Bank, 1.250%, 04/05/05 .........................................                       12,493,328
    15,000,000  Federal Home Loan Bank, 1.300%, 04/27/05 .........................................                       14,997,851
    10,000,000  Federal Home Loan Bank, 1.500%, 05/04/05 .........................................                       10,000,000
     2,900,000  Federal Home Loan Bank, 1.810%, 05/24/05 .........................................                        2,896,686
     6,000,000  Federal Home Loan Bank, 1.780%, 05/27/05 .........................................                        5,999,746
    10,000,000  Federal Home Loan Bank, 1.850%, 11/26/04, 07/26/05+ ..............................                       10,000,000


                See accompanying notes to financial statements.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) --
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                             MARKET
      AMOUNT                                                                                                               VALUE
     ---------                                                                                                             -----
                U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
   $ 5,155,000  Federal Home Loan Bank, 2.125%, 09/07/05 ........................................                      $  5,146,874
    17,000,000  Federal Home Loan Bank, 1.789%, 11/16/04, 09/16/05+ .............................                        16,999,713
    11,500,000  Federal Home Loan Bank, 2.400%, 11/08/05 ........................................                        11,500,000
     1,700,000  Federal Home Loan Mortgage Corp., 1.500%, 01/21/05, 02/14/05+ ...................                         1,698,469
     2,750,000  Federal Home Loan Mortgage Corp., 3.875%, 02/15/05 ..............................                         2,770,579
     8,340,000  Federal National Mortgage Assoc., 1.875%, 12/15/04 ..............................                         8,339,594
     5,000,000  Federal National Mortgage Assoc., 1.375%, 02/18/05 ..............................                         5,000,000
     5,000,000  Federal National Mortgage Assoc., 1.400%, 03/29/05 ..............................                         5,000,000
    20,000,000  Federal National Mortgage Assoc., 1.755%, 11/15/04, 04/15/05+ ...................                        19,998,785
     5,000,000  Federal National Mortgage Assoc., 1.650%, 05/16/05 ..............................                         5,000,000
                                                                                                                       ------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ......................................................         196,403,308
                                                                                                                       ------------

                REPURCHASE AGREEMENTS - 14.3%
    26,274,002  Bear Stearns & Co. Inc., 1.800%, dated 10/29/04, due 11/01/04,
                  proceeds at maturity, $26,277,943 (a) ..........................................                       26,274,002
    25,000,000  UBS Securities LLC, 1.860%, dated 10/29/04, due 11/01/04,
                  proceeds at maturity, $25,003,875 (b) ..........................................                       25,000,000
                                                                                                                       ------------
                TOTAL REPURCHASE AGREEMENTS ...................................................................          51,274,002
                                                                                                                       ------------

TOTAL INVESTMENTS (Cost $357,499,337) (c) ........................................................     99.8%           $357,499,337
RECEIVABLE FOR FUND SHARES SOLD ..................................................................      0.0                  51,000
PAYABLE FOR FUND SHARES REDEEMED .................................................................      0.0                 (84,595)
PAYABLE TO ADVISER (d) ...........................................................................      0.0                 (51,403)
PAYABLE TO ADMINISTRATOR .........................................................................      0.0                 (28,830)
DIVIDENDS PAYABLE ................................................................................      0.0                (119,552)
OTHER ASSETS AND LIABILITIES (NET) ...............................................................      0.2               1,115,514
                                                                                                      -----            ------------
NET ASSETS (358,483,444 shares of capital stock outstanding,
  three billion shares authorized) ...............................................................    100.0%           $358,381,471
                                                                                                      =====            ============

COMPOSITION OF NET ASSETS
Capital stock, at $0.001 par value ...............................................................                     $    358,483
Additional paid-in-capital .......................................................................                      358,022,988
                                                                                                                       ------------
NET ASSETS .......................................................................................                     $358,381,471
                                                                                                                       ============

SHARES OF CAPITAL STOCK:
  MONEY MARKET CLASS
  Net Asset Value, offering and redemption price per share ($349,678,186 / 349,779,815 shares outstanding) ....               $1.00
                                                                                                                              =====

  CASH MANAGEMENT CLASS
  Net Asset Value, offering and redemption price per share ($8,703,285 / 8,703,629 shares outstanding) ........               $1.00
                                                                                                                              =====

----------
(a) Collateralized by U.S. Treasury STRIPS, due 11/15/21, market value $27,036,848.
(b) Collateralized by Federal Home Loan Mortgage Corp., 5.5%, due 09/15/11, market value $25,500,703.
(c) Aggregate cost for Federal tax purposes.
(d) Net of the Investment Advisory fee payable of $91,578 and expense reimbursement receivable of $40,175.
+ Variable rate security. The short term date shown is the next rate change date.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.

                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                       CREDIT
     PRINCIPAL                                                                                        RATINGS              MARKET
      AMOUNT                                                                                        (UNAUDITED)*           VALUE
     ---------                                                                                       ---------             -----
                SHORT-TERM MUNICIPAL OBLIGATIONS - 99.7%
                COLORADO - 0.8%
    $1,400,000  University of Colorado Certificates of Participation, Series 1998A, 1.740%,
                  11/03/04, Letter of Credit - Bayerische Landesbank, 07/01/18+ ..................   VMIG1/A1+         $  1,400,000
                                                                                                                       ------------
                FLORIDA - 5.8%
     4,200,000  Florida State Housing Finance Agency Revenue Bond, Huntington Multi-Family
                  Housing Project, Series 1985GGG, 1.760%, 11/03/04, Letter of Credit -
                  Republic National Bank, 12/01/13+ ..............................................    NR/A1+              4,200,000
     1,000,000  Florida State Housing Financial Corp. Multi-Family Revenue Bond, Hunters
                  Run Apartments, Series 2003G, AMT, 1.770%, 11/04/04, Letter of Credit -
                  Fannie Mae, 06/15/36+ ..........................................................   VMIG1/NR             1,000,000
     3,000,000  Sunshine State Governmental Financing Commission Commercial Paper
                  Revenue Notes, Miami Dade County Program, Series 2001G, AMT,
                  1.700%, 11/09/04 ...............................................................   VMIG1/A1+            3,000,000
     1,900,000  Tampa Bay Water Utility Systems Revenue Bond, Regional Water Supply
                  Authority, AMT, 1.820%, 11/04/04, Letter of Credit - Bank of America N.A.,
                  10/01/31+ ...................................................................... VMIG1/A1+/F1+          1,900,000
                                                                                                                       ------------
                TOTAL FLORIDA .................................................................................          10,100,000
                                                                                                                       ------------
                GEORGIA - 3.4%
     3,540,000  Burke County Development Authority Pollution Control Revenue Bond,
                  Oglethorpe Power Corp. Project, Series 1993A, 1.770%, 11/03/04, FGIC
                  Insured, SPA - Bayerische Landesbank, 01/01/16+ ................................ VMIG1/A1+/F1+          3,540,000
     1,100,000  DeKalb County Development Authority Revenue Bond, Metro Atlanta YMCA
                  Project, 1.760%, 11/03/04, Letter of Credit - Wachovia Bank of Georgia,
                  06/01/20+ ......................................................................     NR/A1              1,100,000
     1,200,000  Hapeville Development Authority Industrial Development Revenue Bond,
                  Hapeville Hotel Ltd., 1.710%, 11/01/04, Letter of Credit - Bank of America
                  N.A., 11/01/15+ ................................................................     P1/NR              1,200,000
                                                                                                                       ------------
                TOTAL GEORGIA .................................................................................           5,840,000
                                                                                                                       ------------
                ILLINOIS - 10.1%
     4,500,000  Chicago Board of Education General Obligation Unlimited Revenue Bond,
                  Series 2000B, 1.770%, 11/04/04, FSA Insured, SPA - Dexia Public
                  Finance Bank, 03/01/32+ ........................................................ VMIG1/A1+/F1+          4,500,000
     1,700,000  Chicago Economic Development Revenue Bond, Crane Carton Co. Project,
                  1.950%, 11/03/04, Letter of Credit - Bank of America N.A., 06/01/12+ ...........     NR/A1+             1,700,000
     3,800,000  Illinois State Educational Facilities Authority Revenue Bond, Columbia College
                  Project, Series 2000, 1.760%, 11/03/04, Letter of Credit - Harris Trust &
                  Savings Bank, 06/01/30+ ........................................................    NR/A1+              3,800,000
     2,800,000  Illinois State Educational Facilities Authority Revenue Bond, National Louis
                  University, Series 1999A, 1.780%, 11/04/04, Letter of Credit - American
                  National Bank & Trust, 06/01/29+ ...............................................    NR/A1+              2,800,000
     3,620,000  Illinois State Housing Development Authority Revenue Bond, Homeowner
                  Management, Series 2004B-2, AMT, 1.040%, Mandatory Put 04/01/05,
                  02/01/06** .....................................................................   VMIG1/A1+            3,620,000
     1,100,000  Joliet Regional Port District Revenue Bond, Exxon Mobil Corp. Project,
                  1.630%, 11/01/04, 10/01/24+ ....................................................    P1/A1+              1,100,000
                                                                                                                       ------------
                TOTAL ILLINOIS ................................................................................          17,520,000
                                                                                                                       ------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED)
                                                             -- OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                       CREDIT
     PRINCIPAL                                                                                        RATINGS              MARKET
      AMOUNT                                                                                        (UNAUDITED)*           VALUE
     ---------                                                                                       ---------             -----
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                INDIANA - 7.9%
    $2,600,000  Indiana State Health Facility Financing Authority Hospital Revenue Bond,
                  Clarian Health Partners Inc., Series 1996C, 1.760%, 11/03/04, SPA -
                  NBD Bank, 02/15/26+ ............................................................  VMIG1/A1+/F1+      $  2,600,000
     3,520,000  Indiana State Health Facility Financing Authority Hospital Revenue Bond,
                  Clarian Health Partners Inc., Series 2000B, 1.740%, 11/01/04, SPA -
                  Chase Manhattan Bank, 03/01/30+ ................................................  VMIG1/A1+/F1          3,520,000
     1,500,000  Indiana State Health Facility Financing Authority Hospital Revenue Bond
                  Clarian Health Partners Inc., Series 2000C, 1.760%, 11/03/04, SPA -
                  Westdeutsche Landesbank, 03/01/30+ ............................................. VMIG1/A1+/F1           1,500,000
     5,000,000  Indiana State Health Facility Financing Authority Revenue Bond, Ascension
                  Health Credit Group, Series 2001A-1, 1.730%, Mandatory Put 07/05/05,
                  11/15/36+** ....................................................................   VMIG1/A1+            5,000,000
     1,000,000  Indiana State Health Facility Financing Authority Revenue Bond, Ascension
                  Health Credit Group, Series 2001A-3, 1.050%, Mandatory Put 03/01/05,
                  11/15/36+** ....................................................................   VMIG1/A1+            1,000,000
                                                                                                                       ------------
                TOTAL INDIANA .................................................................................          13,620,000
                                                                                                                       ------------
                KENTUCKY - 2.3%
     1,100,000  Breckinridge County Lease Program Revenue Bond, Kentucky Association
                  Counties Leasing Trust, Series 2001A, 1.770%, 11/03/04, Letter of Credit -
                  US Bank N.A., 02/01/31+ ........................................................  VMIG1/NR/F1+          1,100,000
       870,000  Daviess County Exempt Facilities Revenue Bond, Kimberly-Clark Tissue
                  Project, AMT, 1.850%, 11/03/04, 08/01/29+ ......................................    NR/A1+                870,000
     2,000,000  Kentucky Asset Liability Commission General Fund Tax & Revenue Anticipation
                  Notes, Series 2004A, 3.000%, 06/29/05 ..........................................  MIG1/SP1+/F1+         2,018,776
                                                                                                                       ------------
                TOTAL KENTUCKY ................................................................................           3,988,776
                                                                                                                       ------------
                LOUISIANA - 1.1%
     2,000,000  Louisiana State Public Facilities Authority Revenue Bond, Tiger Athletic
                  Foundation Project, 1.810%, 11/04/04, Letter of Credit - Hibernia National
                  Bank, 09/01/34+ ................................................................  VMIG1/NR/F1           2,000,000
                                                                                                                       ------------
                MARYLAND - 0.3%
       600,000  Northeast Maryland Waste Disposal Authority Resource Recovery Revenue
                  Bond, Harford County Resource, 1.680%, 11/03/04, AMBAC Insured, SPA -
                  Credit Local de France, 01/01/08+ ..............................................   VMIG1/A1+              600,000
                                                                                                                       ------------
                MASSACHUSETTS - 7.6%
     3,400,000  Massachusetts State Development Finance Agency Revenue Bond, Boston
                  University, Series 2002R-4, 1.690%, 11/01/04, XLCA Insured, SPA - Societe
                  Generale, 10/01/42+ ............................................................   VMIG1/A1+            3,400,000
     2,505,000  Massachusetts State Health & Education Facilities Authority Revenue Bond,
                  New England Carpenters Project, Series 2001B, 1.760%, 11/04/04, Letter of
                  Credit - Citizens Bank of MA, 01/01/31+ ........................................   VMIG1/NR             2,505,000
     5,300,000  Massachusetts State Industrial Finance Agency Revenue Bond, Orchard
                  Cove Inc. Project, Series 1996B, 1.760%, 11/03/04, Letter of Credit - Fleet
                  National Bank, 05/01/26+ .......................................................    NR/A1+              5,300,000
     2,000,000  Massachusetts State Water Reserve Authority Commercial Paper Revenue
                  Notes, 1.620%, Letter of Credit - State Street Bank, 11/15/04 ..................   VMIG1/A1+            2,000,000
                                                                                                                       ------------
                TOTAL MASSACHUSETTS ...........................................................................          13,205,000
                                                                                                                       ------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) --
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                       CREDIT
     PRINCIPAL                                                                                        RATINGS              MARKET
      AMOUNT                                                                                        (UNAUDITED)*           VALUE
     ---------                                                                                       ---------             -----
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                MICHIGAN - 3.2%
    $4,000,000  Michigan State Housing Development Authority Limited Obligation Revenue
                  Bond, Laurel Valley Project, 1.840%, 11/03/04, Letter of Credit - Bank One
                  Michigan, 12/01/07+ ............................................................   VMIG1/NR          $  4,000,000
     1,500,000  Wayne Charter County Michigan Airport Revenue Bond, Detroit Metro Wayne
                  County, Series 2002A, AMT, 1.790%, 11/03/04, FGIC Insured, 12/01/32+ ...........   VMIG1/A1+            1,500,000
                                                                                                                       ------------
                TOTAL MICHIGAN ................................................................................           5,500,000
                                                                                                                       ------------
                MINNESOTA - 2.9%
     5,000,000  Rochester Health Care Facilities Commercial Paper Revenue Notes, Mayo
                  Foundation Medical Center, Series 1992F, 1.700%, 11/18/04 ......................    NR/A1+              5,000,000
                                                                                                                       ------------
                MISSISSIPPI - 1.7%
     2,900,000  Mississippi State Capital Improvement General Obligation Unlimited Revenue
                  Bond, Series 2003E, 1.740%, 11/03/04, SPA - Dexia Credit Local, 11/01/23+ ......  VMIG1/A1+/F1+         2,900,000
                                                                                                                       ------------
                NEVADA - 2.2%
     3,900,000  Clark County School District General Obligation Limited Revenue Bond,
                  Series 2001B, 1.630%, 11/01/04, FSA Insured, SPA - Bayerische
                  Landesbank, 06/15/21+ ..........................................................  VMIG1/A1+/F1+         3,900,000
                                                                                                                       ------------
                NEW HAMPSHIRE - 1.2%
     2,000,000  New Hampshire State Higher Education & Health Facilities Authority Revenue
                  Bond, New England Inc., Series 1985B, 1.780%, 11/03/04, AMBAC Insured,
                  SPA - Bank of New York, 12/01/25+ ..............................................    NR/A1+              2,000,000
                                                                                                                       ------------
                NEW YORK - 4.7%
     1,000,000  New York City Municipal Water Financial Authority Revenue Bond, Water &
                  Sewer System, Series 1993C, 1.700%, 11/01/04, FGIC Insured, 06/15/23+ ..........   VMIG1/A1+            1,000,000
     1,900,000  New York City Municipal Water Financial Authority Revenue Bond, Water &
                  Sewer System, Series F, Subseries 2003F-2, 1.700%, 11/01/04, SPA -
                  Bayerische Landesbank, 06/15/35+ ............................................... VMIG1/A1+/F1+          1,900,000
       740,000  New York City Transitional Finance Authority Revenue Bond, Future Tax
                  Secured, Subseries 1999B-3, 1.750%, 11/03/04, Liquidity Facility -
                  Bank One N.A., 11/01/28+ ....................................................... VMIG1/A1+/F1+            740,000
     1,200,000  New York City Trust, Cultural Research Revenue Bond, Alvin Ailey Dance
                  Foundation, 1.710%, 11/03/04, Letter of Credit - Citibank N.A., 07/01/33+ ......  VMIG1/A1+             1,200,000
     2,175,000  New York State Job Development Authority Revenue Bond, Series 1989B1-B21,
                  AMT, 1.740%, 11/01/04, SPA - Bayerische Landesbank, Morgan Guaranty
                  Trust, 03/01/05+ ...............................................................   VMIG1/NR             2,175,000
     1,100,000  New York State Local Government Assistance Corp. Revenue Bond, Series
                  1995G, 1.730%, 11/03/04, Letter of Credit - Bank of Nova Scotia, 04/01/25+ .....   VMIG1/A1+            1,100,000
                                                                                                                       ------------
                TOTAL NEW YORK ................................................................................           8,115,000
                                                                                                                       ------------
                NORTH CAROLINA - 3.5%
     1,000,000  Durham Public Improvement General Obligation Unlimited Revenue Bond,
                  1.770%, 11/04/04, SPA - Wachovia Bank of NC, 02/01/10+ .........................   VMIG1/A1             1,000,000
     1,100,000  Greensboro Public Improvement General Obligation Unlimited Revenue Bond,
                  Series 1994B, 1.800%, 11/03/04, SPA - Wachovia Bank of NC, 04/01/08+ ...........   VMIG1/A1             1,100,000
     1,000,000  North Carolina State Educational Facilities Finance Agency Revenue Bond,
                  Elon  College, 1.760%, 11/03/04, Letter of Credit - Bank of America N.A.,
                  01/01/19+ ......................................................................   VMIG1/A1+            1,000,000
     3,000,000  North Carolina State General Obligation Unlimited Revenue Bond, Series 2002F,
                  1.700%, 11/03/04, SPA - Landesbank Baden - Wurttemberg, 06/01/19+ ..............  VMIG1/A1+/Fl+         3,000,000
                                                                                                                       ------------
                TOTAL NORTH CAROLINA ..........................................................................           6,100,000
                                                                                                                       ------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED)
                                                             -- OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                       CREDIT
     PRINCIPAL                                                                                        RATINGS              MARKET
      AMOUNT                                                                                        (UNAUDITED)*           VALUE
     ---------                                                                                       ---------             -----
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                NORTH DAKOTA - 0.9%
    $1,500,000  Grand Forks Hospital Facilities Revenue Bond, United Hospital Obligation
                  Group Project, 1.740%, 11/01/04, Letter of Credit - LaSalle National Bank,
                  12/01/16+ ......................................................................   VMIG1/NR          $  1,500,000
                                                                                                                       ------------
                OREGON - 3.5%
     1,000,000  Oregon State Housing & Community Service Department Revenue Bond,
                  Single Family Mortgage Program, Series 2004E, AMT, 1.210%,
                  Mandatory Put 05/05/05, 07/01/29+** ............................................   VMIG1/NR             1,000,000
     5,000,000  Oregon State Tax Anticipation Notes, 2.250%, 11/15/04 ............................  MIG1/SP1+/F1+         5,002,233
                                                                                                                       ------------
                TOTAL OREGON ..................................................................................           6,002,233
                                                                                                                       ------------
                PENNSYLVANIA - 9.2%
     2,000,000  Montgomery County Industrial Development Authority Pollution Control,
                  Commercial Paper Revenue Notes, Series 1995A, 1.700%, 11/23/04 .................    AAA/A1+             2,000,000
     2,000,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 1997A, AMT, 1.800%, 11/03/04, AMBAC Insured,
                  SPA - Dexia Bank, 03/01/27+ ....................................................    VMIG1/A1+           2,000,000
     2,500,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 2001A, AMT, 1.800%, 11/03/04, AMBAC Insured,
                  SPA - Lloyds TSB Bank, 06/01/31+ ...............................................   VMIG1/A1+            2,500,000
     3,500,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 2002A, AMT, 1.800%, 11/04/04, FSA Insured,
                  06/01/25+ ......................................................................   VMIG1/A1+            3,500,000
     2,000,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 2003A-1, AMT, 1.800%, 11/03/04, AMBAC Insured,
                  SPA - Dexia Bank, 01/01/19+ ....................................................   VMIG1/A1+            2,000,000
     2,500,000  Philadelphia School District General Obligation Unlimited Revenue Bond,
                  Subseries 2004B-4, 1.700%, 11/05/04, FGIC Insured, 09/01/30+ ...................     NR/NR              2,500,000
     1,500,000  Philadelphia Water & Wastewater Revenue Bond, Series 1997B, 1.740%,
                  11/03/04, AMBAC Insured, SPA - KBC Bank NV, 08/01/27+ ..........................   VMIG1/A1/F1+         1,500,000
                                                                                                                       ------------
                TOTAL PENNSYLVANIA ............................................................................          16,000,000
                                                                                                                       ------------
                SOUTH CAROLINA - 4.5%
     2,600,000  South Carolina State Educational Facilities Authority Revenue Bond, Furman
                  University Project, Series 1996B, 1.780%, 11/04/04, MBIA Insured, SPA -
                  Wachovia Bank of SC, 10/01/26+ .................................................  VMIG1/NR/F1+          2,600,000
     2,645,000  South Carolina State Housing Finance & Development Authority Revenue
                  Bond, Multi-Family Greenville Housing Project, Series 2001A, 1.770%,
                  11/04/04, Credit Support - Freddie Mac, 08/01/31+ ..............................    NR/A1+              2,645,000
     2,550,000  South Carolina State Jobs Economic Development Authority Health Facilities
                  Revenue Bond, The Methodist Home Project, 1.820%, 11/04/04, Letter of
                  Credit - Bank of America N.A., 12/01/14+ .......................................    NR/A1+              2,550,000
                                                                                                                       ------------
                TOTAL SOUTH CAROLINA ..........................................................................           7,795,000
                                                                                                                       ------------
                TENNESSEE - 6.0%
       600,000  Clarksville Public Building Authority Revenue Bond, Pooled Financing,
                  Tennessee Municipal Bond Fund, 1.770%, 11/04/04, Letter of Credit -
                  Bank of America N.A., 06/01/29+ ................................................   VMIG1/NR               600,000
     7,550,000  Memphis Center City Finance Corp. Revenue Bond, Multi-Family Housing,
                  Arbors of Harbor Town Project, 1.770%, 11/04/04, Credit Support -
                  Northwestern Mutual Life Insurance Co., 04/01/13+ ..............................    NR/A1+              7,550,000


                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED)
                                                             -- OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                       CREDIT
     PRINCIPAL                                                                                        RATINGS              MARKET
      AMOUNT                                                                                        (UNAUDITED)*           VALUE
     ---------                                                                                       ---------             -----
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                TENNESSEE (CONTINUED)
    $1,000,000  Metropolitan Government Nashville & Davidson County Tennessee Health &
                  Educational Facilities Board Revenue Bond, Ascension Health Credit Group,
                  Series 2001B-2, 1.200%, Mandatory Put 01/04/05, 11/15/31+** ...................   VMIG1/A1+/F1+      $  1,000,000
     1,300,000  Montgomery County Public Building Authority Pooled Financing Revenue Bond,
                  Tennessee County Loan Pool, 1.750%, 11/01/04, Letter of Credit - Bank of
                  America N.A., 04/01/32+ .......................................................    VMIG1/NR             1,300,000
                                                                                                                       ------------
                TOTAL TENNESSEE ...............................................................................          10,450,000
                                                                                                                       ------------
                TEXAS - 5.7%
     1,260,000  Gulf Coast Waste Disposal Authority Environmental Facilities Revenue Bond,
                  Exxon Mobil Corp. Project, AMT, 1.710%, 11/01/04, 09/01/25+ ...................    VMIG1/A1+            1,260,000
     3,500,000  Lower Neches Valley Authority Industrial Development Revenue Bond, Mobile
                  Oil Refining Corp. Project, Series 1999, AMT, 1.710%, 11/01/04, 04/01/29+ .....     P1/A1+              3,500,000
     2,000,000  San Antonio Water Systems Commercial Paper Revenue Notes, Series 2003A,
                  1.780%, 12/06/04 ..............................................................    VMIG1/A1+            2,000,000
     3,000,000  Texas State Tax & Revenue Anticipation Notes, 3.000%, 08/31/05 ..................   MIG1/SP1+/F1+         3,034,791
                                                                                                                       ------------
                TOTAL TEXAS ...................................................................................           9,794,791
                                                                                                                       ------------
                VIRGINIA - 1.1%
     1,325,000  Capital Region Airport Commission Airport Revenue Bond, Richmond
                  International Airport Project, Series 1995B, 1.770%, 11/03/04, AMBAC
                  Insured, SPA - Dexia Public Finance Bank, 07/01/25+ ...........................    VMIG1/A1+            1,325,000
       555,000  Norfolk Industrial Development Authority Industrial Development Revenue Bond,
                  James Barry-Robinson Institute, 1.770%, 11/04/04, Letter of Credit - Bank of
                  America N.A., 10/01/06+ .......................................................     NR/A1+                555,000
                                                                                                                       ------------
                TOTAL VIRGINIA ................................................................................           1,880,000
                                                                                                                       ------------
                WASHINGTON - 8.4%
     1,405,000  Port Bellingham Industrial Development Corp. Industrial Revenue Bond, Sauder
                  Woodcraft Corp. Project, 1.850%, 11/03/04, Letter of Credit - Bank of America
                  National Trust & Savings, 12/01/14+ ...........................................     Aa1/NR              1,405,000
     2,600,000  Washington State Housing Finance Commission Revenue Bond, Nikkei Manor
                  Project, 1.800%, 11/03/04, Letter of Credit - Bank of America National Trust
                  & Savings, 10/01/21+ ..........................................................     Aa1/NR              2,600,000
     1,830,000  Washington State Motor Vehicle Tax General Obligation Unlimited Revenue
                  Bond, Series 2004E, 3.000%, AMBAC Insured, 01/01/05 ...........................     Aaa/AAA             1,835,659
     2,440,000  Washington State Public Power Supply System Revenue Bond, Nuclear
                  Project No. 3, Series 1993, 3A-3, 1.750%, 11/03/04, Letter of Credit -
                  Morgan Guaranty Trust, 07/01/18+ ..............................................    VMIG1/A1+            2,440,000
     6,330,000  Washington State Various Purpose General Obligation Unlimited Revenue
                  Bond, Series 2004D, 3.000%, AMBAC Insured, 01/01/05 ...........................     Aaa/AAA             6,349,574
                                                                                                                       ------------
                TOTAL WASHINGTON ..............................................................................          14,630,233
                                                                                                                       ------------
                WEST VIRGINIA - 1.2%
     2,100,000  West Virginia State Hospital Finance Authority Hospital Revenue Bond, VHA
                  Mid-Atlantic, Series 1985H, 1.780%, 11/03/04, AMBAC Insured, SPA - Bank
                  of New York, 12/01/25+ ........................................................     NR/A1+              2,100,000
                                                                                                                       ------------


                See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED)
                                                            -- OCTOBER 31, 2004
-------------------------------------------------------------------------------

                                                                                                       CREDIT
     PRINCIPAL                                                                                        RATINGS              MARKET
      AMOUNT                                                                                        (UNAUDITED)*           VALUE
     ---------                                                                                       ---------             -----

                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                WISCONSIN - 0.5%
    $  800,000  Wisconsin State Health & Educational Facilities Authority Revenue Bond,
                  Wheaton Franciscan Services, 1.760%, 11/04/04, Letter of Credit - US Bank
                  Trust N.A., 08/15/16+ .........................................................    VMIG1/A1+        $    800,000
                                                                                                                      ------------
                TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS .......................................................         172,741,033
                                                                                                                      ------------
TOTAL INVESTMENTS (Cost $172,741,033) (a) .......................................................       99.7%         $172,741,033
PAYABLE TO ADVISER (b) ..........................................................................        0.0               (23,378)
PAYABLE TO ADMINISTRATOR ........................................................................        0.0               (14,258)
DIVIDENDS PAYABLE ...............................................................................        0.0               (55,427)
OTHER ASSETS AND LIABILITIES (NET) ..............................................................        0.3               548,567
                                                                                                     -------          ------------
NET ASSETS (173,293,614 shares of capital stock outstanding,
  three billion shares authorized) ...............................................................     100.0%         $173,196,537
                                                                                                     =======          ============

COMPOSITION OF NET ASSETS
Capital stock, at $0.001 par value ...................................................................                $    173,294
Additional paid-in-capital ...........................................................................                 173,056,432
Accumulated net realized loss on investments .........................................................                     (33,189)
                                                                                                                      ------------
NET ASSETS ....................................................................................................       $173,196,537
                                                                                                                      ============

SHARES OF CAPITAL STOCK:
  MONEY MARKET CLASS
  Net Asset Value, offering and redemption price per share ($170,017,292 / 170,113,470 outstanding shares) ...               $1.00
                                                                                                                             =====

  CASH MANAGEMENT CLASS
  Net Asset Value, offering and redemption price per share ($3,179,245 / 3,180,144 outstanding shares) .......               $1.00
                                                                                                                             =====


----------
(a) Aggregate cost for Federal tax purposes.
(b) Net of the Investment Advisory fee payable of $45,222 and expense reimbursement receivable of $21,844.
+ Variable rate security. The short term date shown is the next rate change date.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.
**  Required to be tendered on the mandatory put date shown.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
U.S.  TREASURY MONEY MARKET  PORTFOLIO -- STATEMENT OF NET ASSETS
                                                             -- OCTOBER 31, 2004
--------------------------------------------------------------------------------


     PRINCIPAL                                                                                                             MARKET
      AMOUNT                                                                                                               VALUE
     ---------                                                                                                             -----

                U.S. GOVERNMENT OBLIGATIONS - 45.0%
                U.S. TREASURY BILLS - 45.0%
   $22,000,000  U.S. Treasury Bill, 1.700%++, 11/26/04 .......................................                         $21,974,409
                                                                                                                       -----------
                TOTAL U.S. GOVERNMENT OBLIGATIONS ...............................................................       21,974,409
                                                                                                                       -----------

                  REPURCHASE AGREEMENTS - 55.1%
     9,000,000  ABN Amro, 1.780%, dated 10/29/04, due 11/01/04, proceeds at
                  maturity, $9,001,335 (a) ...................................................                           9,000,000
     8,858,690  Bear Stearns & Co. Inc., 1.800%, dated 10/29/04, due 11/01/04,
                  proceeds at maturity, $8,860,019 (b) .......................................                           8,858,690
     9,000,000  UBS Securities LLC, 1.770%, dated 10/29/04, due 11/01/04,
                  proceeds at maturity, $9,001,328 (c) .......................................                           9,000,000
                                                                                                                       -----------
                TOTAL REPURCHASE AGREEMENTS .....................................................................       26,858,690
                                                                                                                       -----------
TOTAL INVESTMENTS (Cost $48,833,099) (d) .....................................................         100.1%          $48,833,099
RECEIVABLE FROM ADVISER (e) ..................................................................           0.0                 7,445
PAYABLE TO ADMINISTRATOR .....................................................................           0.0                (3,925)
DIVIDENDS PAYABLE ............................................................................           0.0               (13,378)
OTHER ASSETS AND LIABILITIES (NET) ...........................................................          (0.1)              (34,478)
                                                                                                       -----           -----------
NET ASSETS (48,790,867 shares of capital stock outstanding,
  three billion shares authorized) ...........................................................         100.0%          $48,788,763
                                                                                                       =====           ===========

COMPOSITION OF NET ASSETS
Capital stock, at $0.001 par value ...........................................................                         $    48,791
Additional paid-in-capital ...................................................................                          48,739,972
                                                                                                                       -----------
NET ASSETS ...................................................................................                         $48,788,763
                                                                                                                       ===========
SHARES OF CAPITAL STOCK:
  MONEY MARKET CLASS
  Net Asset Value, offering and redemption price per share ($46,679,587 / 46,681,691 outstanding shares) ........            $1.00
                                                                                                                             =====

  CASH MANAGEMENT CLASS
  Net Asset Value, offering and redemption price per share ($2,109,176 / 2,109,176 outstanding shares) ..........            $1.00
                                                                                                                             =====

----------

(a) Collateralized by U.S. Treasury Bond, 5.250%, due 11/15/28, market value $9,215,373.
(b) Collateralized by U.S. Treasury Bond, 3.625%, due 04/15/28, market value $9,121,099.
(c) Collateralized by U.S. Treasury Bond, 5.250%, due 02/15/29, market value $9,180,874.
(d) Aggregate cost for Federal tax purposes.
(e) Net of the Investment Advisory fee payable of $12,436 and expense reimbursement receivable of $19,881.
++  Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF OPERATIONS -- YEAR ENDED OCTOBER 31, 2004
--------------------------------------------------------------------------------


                                                        DOMESTIC PRIME   TAX EXEMPT   U.S. TREASURY
                                                         MONEY MARKET   MONEY MARKET  MONEY MARKET
                                                           PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                       --------------- -------------  -------------
INVESTMENT INCOME:
  Interest ...........................................   $ 5,212,784    $ 2,336,738    $   673,748
                                                         -----------    -----------    -----------
EXPENSES:
  Investment advisory fees ...........................     1,263,138        639,862        183,041
  Service fees - Money Market Class ..................     1,229,055        626,460        174,290
  Administration fees ................................       379,646        192,197         54,966
  Shareholder services fees ..........................       314,840         57,135         37,746
  Custodian fees .....................................        91,639         51,980         28,559
  Registration fees ..................................        34,820         38,070         32,544
  Legal and audit fees ...............................        32,128         33,457         26,163
  Directors' fees ....................................        35,447         18,345          5,024
  Shareholder communications expenses ................        61,780         12,117         16,185
  Miscellaneous expenses .............................        47,759         25,768         10,470
                                                         -----------    -----------    -----------
  TOTAL EXPENSES .....................................     3,490,252      1,695,391        568,988
                                                         -----------    -----------    -----------
  Expense reimbursement - Money Market Class .........      (881,200)      (368,939)      (144,981)
  Service fees credit - Money Market Class ...........       (89,372)       (50,983)       (27,395)
                                                         -----------    -----------    -----------
  TOTAL NET EXPENSES .................................     2,519,680      1,275,469        396,612
                                                         -----------    -----------    -----------
  NET INVESTMENT INCOME ..............................     2,693,104      1,061,269        277,136
  NET REALIZED GAIN/(LOSS) ON INVESTMENTS ............         9,413        (14,584)        15,349
                                                         -----------    -----------    -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 2,702,517    $ 1,046,685    $   292,485
                                                         ===========    ===========    ===========


                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                            DOMESTIC PRIME                    TAX EXEMPT                     U.S. TREASURY
                                         MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                  -------------------------------    ----------------------------     ---------------------------
                                     YEAR ENDED      YEAR ENDED       YEAR ENDED     YEAR ENDED        YEAR ENDED     YEAR ENDED
                                     OCTOBER 31,     OCTOBER 31,      OCTOBER 31,    OCTOBER 31,       OCTOBER 31,    OCTOBER 31,
                                        2004            2003             2004           2003              2004           2003
                                  --------------- ---------------   --------------  -------------     ------------  -------------
OPERATIONS:
  Net investment income ......... $     2,693,104 $     3,620,647   $    1,061,269  $   1,294,888   $      277,136  $     390,883
  Net realized gain/(loss)
    on investments ..............           9,413          32,769          (14,584)        (4,730)          15,349         10,840
                                  --------------- ---------------   --------------  -------------   --------------  -------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ...       2,702,517       3,653,416        1,046,685      1,290,158          292,485        401,723
                                  --------------- ---------------   --------------  -------------   --------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
    Money Market Class ..........      (2,619,496)     (3,487,533)      (1,036,859)    (1,268,171)        (265,524)      (366,730)
    Cash Management Class .......         (73,608)       (133,114)         (24,410)       (26,717)         (11,612)       (24,153)
                                  --------------- ---------------   --------------  -------------   --------------  -------------
                                       (2,693,104)     (3,620,647)      (1,061,269)    (1,294,888)        (277,136)      (390,883)
                                  --------------- ---------------   --------------  -------------   --------------  -------------
  Net realized gain on
    investment transactions:
    Money Market Class ..........          (9,186)        (31,686)              --             --          (14,808)       (10,284)
    Cash Management Class .......            (227)         (1,083)              --             --             (541)          (556)
                                  --------------- ---------------   --------------  -------------   --------------  -------------
                                           (9,413)        (32,769)              --             --          (15,349)       (10,840)
                                  --------------- ---------------   --------------  -------------   --------------  -------------
  Return of capital:
    Money Market Class ..........         (14,027)             --               --             --               --             --
    Cash Management Class .......            (346)             --               --             --               --             --
                                  --------------- ---------------   --------------  -------------   --------------  -------------
                                          (14,373)             --               --             --               --             --
                                  --------------- ---------------   --------------  -------------   --------------  -------------
  TOTAL DISTRIBUTIONS
    TO SHAREHOLDERS .............      (2,716,890)     (3,653,416)      (1,061,269)    (1,294,888)        (292,485)      (401,723)
                                  --------------- ---------------   --------------  -------------   --------------  -------------
CAPITAL SHARE TRANSACTIONS
  ($1.00 PER SHARE):
  Proceeds from shares issued:
    Money Market Class ..........   1,001,871,840   1,447,079,798      593,076,247    617,588,973       91,966,658    106,770,269
    Cash Management Class .......      16,528,842      21,511,573       16,483,959     14,710,407        3,640,882      4,094,700
                                  --------------- ---------------   --------------  -------------   --------------  -------------
                                    1,018,400,682   1,468,591,371      609,560,206    632,299,380       95,607,540    110,864,969
                                  --------------- ---------------   --------------  -------------   --------------  -------------
  Proceeds from reinvestment
     of dividends:
    Money Market Class ..........       2,521,709       3,519,219          987,760      1,268,171          273,021        366,730
    Cash Management Class .......          68,569         134,197           21,433         25,999           12,826         24,153
                                  --------------- ---------------   --------------  -------------   --------------  -------------
                                        2,590,278       3,653,416        1,009,193      1,294,170          285,847        390,883
                                  --------------- ---------------   --------------  -------------   --------------  -------------
  Cost of shares redeemed:
    Money Market Class ..........  (1,082,737,151) (1,644,850,927)    (628,755,307)  (670,315,712)    (107,085,792)  (127,170,512)
    Cash Management Class .......     (23,070,819)    (30,374,576)     (17,059,865)   (13,342,912)      (4,420,573)    (5,133,842)
                                  --------------- ---------------   --------------  -------------   --------------  -------------
                                   (1,105,807,970) (1,675,225,503)    (645,815,172)  (683,658,624)    (111,506,365)  (132,304,354)
                                  --------------- ---------------   --------------  -------------   --------------  -------------
  Net decrease in net assets from
    share transactions ..........     (84,817,010)   (202,980,716)     (35,245,773)   (50,065,074)     (15,612,978)   (21,048,502)
                                  --------------- ---------------   --------------  -------------   --------------  -------------
  NET DECREASE IN NET ASSETS ....     (84,831,383)   (202,980,716)     (35,260,357)   (50,069,804)     (15,612,978)   (21,048,502)
NET ASSETS:
  Beginning of period ...........     443,212,854     646,193,570      208,456,894    258,526,698       64,401,741     85,450,243
                                  --------------- ---------------   --------------  -------------   --------------  -------------
  End of period ................. $   358,381,471 $   443,212,854   $  173,196,537  $ 208,456,894   $   48,788,763  $  64,401,741
                                  =============== ===============   ==============  =============   ==============  =============

                 See accompanying notes to financial statements.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:


                                 OPERATING PERFORMANCE                 DISTRIBUTIONS TO SHAREHOLDERS
                         ---------------------------------------  ---------------------------------------
                  Net                     Net
                 Asset                Realized and                               Net
                 Value,      Net       Unrealized     Total from      Net      Realized
Period Ended   Beginning Investment  Gain (Loss) on   Investment  Investment    Gain on         Total
October 31,    of Period   Income      Investments    Operations    Income    Investments   Distributions
------------   --------- ----------  --------------   ----------  ----------  -----------   -------------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2004           $1.00     $0.006       $0.000(c)       $0.006     $(0.006)   $(0.000)(c)(g)   $(0.006)
  2003            1.00      0.007        0.000(c)        0.007      (0.007)    (0.000)(c)       (0.007)
  2002            1.00      0.014        0.000(c)        0.014      (0.014)    (0.000)(c)       (0.014)
  2001            1.00      0.041        0.000(c)        0.041      (0.041)    (0.000)(c)       (0.041)
  2000            1.00      0.055        0.000(c)        0.055      (0.055)    (0.000)(c)       (0.055)
CASH MANAGEMENT CLASS
  2004           $1.00     $0.007       $0.000(c)       $0.007     $(0.007)   $(0.000)(c)(g)   $(0.007)
  2003            1.00      0.008        0.000(c)        0.008      (0.008)    (0.000)(c)       (0.008)
  2002            1.00      0.015        0.000(c)        0.015      (0.015)    (0.000)(c)       (0.015)
  2001            1.00      0.044        0.000(c)        0.044      (0.044)    (0.000)(c)       (0.044)
  2000(a)         1.00      0.030        0.000(c)        0.030      (0.030)    (0.000)(c)       (0.030)

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
  2004           $1.00     $0.005      $(0.000)(c)      $0.005     $(0.005)        --          $(0.005)
  2003            1.00      0.005       (0.000)(c)       0.005      (0.005)        --           (0.005)
  2002            1.00      0.010          --            0.010      (0.010)        --           (0.010)
  2001            1.00      0.026          --            0.026      (0.026)        --           (0.026)
  2000            1.00      0.035          --            0.035      (0.035)        --           (0.035)
CASH MANAGEMENT CLASS
  2004           $1.00     $0.006      $(0.000)(c)      $0.006     $(0.006)        --          $(0.006)
  2003            1.00      0.006       (0.000)(c)       0.006      (0.006)        --           (0.006)
  2002            1.00      0.011          --            0.011      (0.011)        --           (0.011)
  2001            1.00      0.027          --            0.027      (0.027)        --           (0.027)
  2000(a)         1.00      0.019          --            0.019      (0.019)        --           (0.019)

                                       RATIOS TO AVERAGE NET ASSETS
                                          AND SUPPLEMENTAL DATA
                                    -----------------------------------
                Net                    Net
               Asset                 Assets,
               Value,                 End of    Ratio of Net  Ratio of
Period Ended   End of      Total      Period     Investment   Operating
October 31,    Period     Return+   (in 000's)     Income     Expenses
------------   ------     -------   ----------  ------------  ---------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2004          $1.00      0.67%     $349,678       0.64%      0.60%(f)
  2003           1.00      0.67       428,036       0.68       0.60(e)
  2002           1.00      1.43       622,288       1.43       0.60(d)
  2001           1.00      4.31       569,728       4.09       0.59
  2000           1.00      5.68       354,350       5.55       0.59
CASH MANAGEMENT CLASS
  2004          $1.00      0.70%     $  8,703       0.70%      0.54%
  2003           1.00      0.75        15,177       0.77       0.51
  2002           1.00      1.54        23,906       1.55       0.49
  2001           1.00      4.42        37,527       4.41       0.49
  2000(a)        1.00      3.04        43,427       5.62(b)    0.52(b)

TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
  2004          $1.00      0.51%     $170,018       0.50%      0.60%(f)
  2003           1.00      0.50       204,723       0.50       0.60(e)
  2002           1.00      0.95       256,186       0.96       0.58(d)
  2001           1.00      2.65       266,453       2.58       0.56
  2000           1.00      3.52       216,082       3.47       0.53
CASH MANAGEMENT CLASS
  2004          $1.00      0.56%     $  3,179       0.59%      0.50%
  2003           1.00      0.63         3,734       0.62       0.47
  2002           1.00      1.07         2,341       1.07       0.47
  2001           1.00      2.75         3,538       2.74       0.46
  2000(a)        1.00      1.93         6,029       3.54(b)    0.46(b)

--------------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
 (a) From  commencement of offering on May 1, 2000.
 (b) Annualized.
 (c) Amount represents less than $0.0005 per share.
 (d) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for Domestic Prime Money Market Class and Tax Exempt Money Market Class would be 0.75% and 0.73%, respectively.
 (e) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for Domestic Prime Money Market Class and Tax Exempt Money Market Class would be 0.81% and 0.77%, respectively.
 (f) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for Domestic Prime Money Market Class and Tax Exempt Money Market Class would be 0.84% and 0.80%, respectively.
 (g) Distributions from net realized gain on investments include return of capital of less than $0.0005 per share.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:

                                 OPERATING PERFORMANCE               DISTRIBUTIONS TO SHAREHOLDERS
                          ------------------------------------  --------------------------------------
                   Net                   Net
                  Asset              Realized and                              Net
                  Value,      Net     Unrealized    Total from      Net      Realized
Period Ended    Beginning Investment    Gain on     Investment  Investment    Gain on        Total
October 31,     of Period   Income    Investments   Operations    Income    Investments  Distributions
------------    --------- ---------- ------------   ----------  ----------  -----------  -------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET CLASS
  2004            $1.00     $0.005     $0.000(c)      $0.005     $(0.005)   $(0.000)(c)    $(0.005)
  2003             1.00      0.005      0.000(c)       0.005      (0.005)    (0.000)(c)     (0.005)
  2002             1.00      0.012      0.000(c)       0.012      (0.012)    (0.000)(c)     (0.012)
  2001             1.00      0.039      0.001          0.040      (0.039)    (0.001)        (0.040)
  2000             1.00      0.052      0.000(c)       0.052      (0.052)    (0.000)(c)     (0.052)
CASH MANAGEMENT CLASS
  2004            $1.00     $0.005     $0.000(c)      $0.005     $(0.005)   $(0.000)(c)    $(0.005)
  2003             1.00      0.006      0.000(c)       0.006      (0.006)    (0.000)(c)     (0.006)
  2002             1.00      0.013      0.000(c)       0.013      (0.013)    (0.000)(c)     (0.013)
  2001             1.00      0.042      0.001          0.043      (0.042)    (0.001)        (0.043)
  2000(a)          1.00      0.028      0.000(c)       0.028      (0.028)    (0.000)(c)     (0.028)

                                      RATIOS TO AVERAGE NET ASSETS
                                          AND SUPPLEMENTAL DATA
                                  ------------------------------------
                  Net                 Net
                 Asset              Assets,
                 Value,             End of     Ratio of Net   Ratio of
Period Ended     End of   Total     Period      Investment   Operating
October 31,      Period  Return+  (in 000's)      Income      Expenses
------------     ------  -------  ----------   ------------   --------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET CLASS
  2004           $1.00    0.50%    $46,680         0.45%       0.65%(d)
  2003            1.00    0.51      61,526         0.51        0.65(d)
  2002            1.00    1.18      81,559         1.17        0.64(d)
  2001            1.00    4.12      91,731         3.88        0.60
  2000            1.00    5.28      76,634         5.11        0.65
CASH MANAGEMENT CLASS
  2004           $1.00    0.52%    $ 2,109         0.46%       0.65%
  2003            1.00    0.62       2,876         0.61        0.54
  2002            1.00    1.29       3,891         1.27        0.53
  2001            1.00    4.22       4,453         4.16        0.51
  2000(a)         1.00    2.81       4,312         5.17(b)     0.59(b)

----------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
 (a) From  commencement of offering on May 1, 2000.
 (b) Annualized.
 (c) Amount represents less than $0.0005 per share.
 (d) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for the years ended October 31, 2004, 2003 and 2002 would have been 0.94%, 0.84% and 0.79%, respectively.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Treasurer's Fund, Inc. (the "Fund") was organized as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (each a "Portfolio" and collectively, the "Portfolios"). Shares of these Portfolios are offered as either (i) the Gabelli Cash Management Class (the "Cash Management Class") or (ii) the Domestic Prime Money Market Class, the Tax Exempt Money Market Class and the U.S. Treasury Money Market Class, (the "Money Market Class"). The Cash Management Class of Shares is identical to the Money Market Class of Shares except that the Money Market Class of Shares is offered to organizations which are compensated for enhanced transfer agency services. The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio are currently inactive.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost involves valuing a portfolio security at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by Gabelli Fixed Income LLC (the "Adviser"). Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. The Portfolio will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Portfolio in each agreement. The Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

DIVIDENDS AND DISTRIBUTIONS. Dividends from investment income (including realized short-term capital gains and losses) are declared daily and paid monthly. Distributions of long-term capital gains, if any, are paid annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

primarily due to differing  treatments of income and gains on various investment
securities   held   by   a   Portfolio,   timing   differences   and   differing
characterization of distributions made by a Portfolio.

For the fiscal year ended October 31, 2004 reclassifications were made to increase accumulated net realized gain by $14,373 and to decrease accumulated net investment income by $49,419 for the Domestic Prime Money Market Portfolio and the Tax Exempt Money Market Portfolio, respectively, with an offsetting adjustment to paid-in-capital.

The tax character of dividends paid during the past two fiscal years is as follows:

                                          DOMESTIC PRIME               TAX EXEMPT                U.S. TREASURY
                                      MONEY MARKET PORTFOLIO     MONEY MARKET PORTFOLIO     MONEY MARKET PORTFOLIO
                                    -------------------------  ------------------------  --------------------------
                                    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                    OCTOBER 31,   OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                       2004          2003         2004         2003         2004          2003
                                    ----------    ----------   ----------   ----------   ---------     -----------
Dividends paid from:
   Ordinary income (inclusive of
     short-term capital gains) .... $2,702,517     $3,653,416           --           --    $292,485      $401,723
   Return of capital ..............     14,373             --           --           --          --            --
   Tax exempt income ..............         --             --   $1,061,269   $1,294,888          --            --
                                    ----------     ----------   ----------   ----------    --------      --------
   Total distributions ............ $2,716,890     $3,653,416   $1,061,269   $1,294,888    $292,485      $401,723
                                    ==========     ==========   ==========   ==========    ========      ========

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios and then among the classes of shares. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The Tax Exempt Money Market Portfolio may maintain a cash balance with its custodian and receive a reduction of its custody fees and expenses for the equivalent amount of interest earned by the Custodian on such uninvested cash balances. For the year ended October 31, 2004, there were no custody fee credits earned by the Portfolio. The Portfolio could invest such amounts in an income producing asset if it does not agree to a reduction of fees or expenses under the expense offset arrangement with its custodian.

The Service fee for the Money Market Class of each Portfolio is 0.30%. These Service fees are reduced by payments to the custodian, an affiliate of the sub-transfer agent. Such reductions are presented as Service fees credit -- Money Market Class in the Statement of Operations.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of October 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                        DOMESTIC PRIME             TAX EXEMPT              U.S. TREASURY
                                    MONEY MARKET PORTFOLIO   MONEY MARKET PORTFOLIO   MONEY MARKET PORTFOLIO
                                    ----------------------   ----------------------   ----------------------
Undistributed ordinary income ........  $ 119,552                  $     --                 $ 13,378
Undistributed tax-exempt income ......         --                    55,427                       --
Capital loss carryforward ............         --                   (33,189)                      --
Other ................................   (119,552)                  (55,427)                 (13,378)
                                        ---------                  --------                 --------
Total accumulated loss ...............  $      --                  $(33,189)                $     --
                                        =========                  ========                 ========

Other is primarily due to dividends payable.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3. AGREEMENT WITH AFFILIATED PARTIES. The Fund has entered into investment advisory agreements on behalf of each portfolio of the Fund (the "Advisory Agreements") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of each Portfolio's average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Fund's portfolios, oversees the administration of all aspects of the Fund's business affairs and pays the compensation of all Officers and Directors of the Fund who are the Adviser's affiliates.

Gabelli Funds, LLC (the "Administrator"), an affiliate of the Adviser, serves as the Administrator to the Fund pursuant to an Administrative Services Agreement with each of the Portfolios under which the Administrator provides services for a fee that is computed daily and paid monthly in accordance with the following schedule: (i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of aggregate average daily net assets of the Fund over $1 billion.

The Adviser has contractually agreed to limit expenses of the Portfolios to the extent necessary to maintain Total Net Expenses at no more than 0.60% for the Money Market Class Shares of each of the Domestic Prime Portfolio and Tax Exempt Portfolio and 0.65% for the Money Market Class Shares of the U.S. Treasury Portfolio. The expense limitation agreement will continue until at least October 31, 2005 and is renewable annually. For the year ended October 31, 2004, the Adviser reimbursed the Fund's Money Market Class in the amount of $881,200, $368,939 and $144,981 for the Domestic Prime Portfolio, the Tax Exempt Portfolio and the U.S.Treasury Portfolio, respectively.

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. As of March 1, 2000, Gabelli & Company, Inc. (the "Distributor"), an affiliate of the Adviser, began serving as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund.

4. FEDERAL INCOME TAX INFORMATION. As of October 31, 2004, the Tax Exempt Money Market Portfolio had net capital loss carryforwards, which may be used to offset future capital gains, for Federal income tax purposes of $569, $13,306, $4,730 and $14,584 expiring in 2007, 2008, 2011 and 2012, respectively.

5. OTHER MATTERS. On October 7, 2003, Gabelli Asset Management Inc. ("GBL"), the parent company of the Funds' Adviser, received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. GBL has also received a subpoena and letters from the SEC requesting information about mutual fund trading practices and valuation of portfolio securities. GBL is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

6. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE TREASURER'S FUND, INC.

      We have audited the accompanying statements of net assets of the Domestic Prime Money Market, the Tax Exempt Money Market, and the U.S. Treasury Money Market Portfolios (each a portfolio of the Treasurer's Fund, Inc.) (the "Fund") as of October 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Treasurer's Fund, Inc. at October 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP


New York, New York
December 3, 2004

THE TREASURER'S FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Treasurer's Fund, Inc. Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Treasurer's Fund, Inc. at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2     BY DIRECTOR       DURING PAST FIVE YEARS                HELD BY DIRECTOR 3
-----------------     -------------  ----------------     -----------------------              --------------------
INTERESTED DIRECTORS 4:
--------------------
KARL OTTO POHL         Since 1997          34       Member of the Shareholder Committee of     Director of Gabelli Asset
Director                                            Sal Oppenheim Jr. & Cie (private           Management Inc. (investment
Age: 74                                             investment bank); Former President of the  management); Chairman, Incentive
                                                    Deutsche Bundesbank and Chairman of its    Capital and Incentive Asset
                                                    Central Bank Council (1980-1991)           Management (Zurich); Director at
                                                                                               Sal Oppenheim Jr. & Cie, Zurich

NON-INTERESTED DIRECTORS:
------------------------
ANTHONY J. COLAVITA    Since 1997          36       President and Attorney at Law in the law              --
Director                                            firm of Anthony J. Colavita, P.C.
Age: 68

ARTHUR V. FERRARA      Since 2000           9       Formerly, Chairman of the Board and Chief  Director of The Guardian Life
Director                                            Executive Officer of The Guardian Life     Insurance Company of America;
Age: 74                                             Insurance Company of America from          Director of The Guardian Insurance
                                                    January 1993 to December 1995; President,  & Annuity Company, Inc., Guardian
                                                    Chief Executive Officer and a Director     Investor Services Corporation
                                                    prior thereto                              and 5 mutual funds within the
                                                                                               Guardian Fund Complex

MARY E. HAUCK          Since 1992           6       Retired Senior Manager of the Gabelli O'Connor        --
Director                                            Fixed Income Mutual Fund Management Company
Age: 62

ROBERT C. KOLODNY, MD  Since 1987           3       Physician, author and lecturer (self-employed)        --
Director                                            since 1983; General Partner of KBS Partnership,
Age: 60                                             KBS II Investment Partnership, KBS III
                                                    Investment Partnership, KBS IV Limited
                                                    Partnership, KBS New Dimensions, L.P., KBS
                                                    Global Opportunities, L.P. and KBS VII
                                                    Limited Partnership (private investment
                                                    partnerships) since 1981; Medical Director
                                                    and Chairman of the Board of the
                                                    Behavioral Medicine Institute since 1983

ROBERT J. MORRISSEY    Since 2001          10       Partner in the law firm of Morrissey, Hawkins         --
Director                                            & Lynch
Age: 65

ANTHONY R. PUSTORINO   Since 1987          17       Certified Public Accountant; Professor     Director of Lynch Corporation
Director                                            Emeritus, Pace University                  (diversified manufacturing)
Age: 79

WERNER J. ROEDER, MD   Since 1997          26       Medical Director of Lawrence Hospital                 --
Director                                            and practicing private physician
Age: 64

ANTHONIE C. VAN EKRIS  Since 1987          20       Managing Director of BALMAC                Director of Aurado Energy Inc.
Director                                            International, Inc. (commodities)          (oil and gas operations)
Age: 70

THE TREASURER'S FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2     BY DIRECTOR       DURING PAST FIVE YEARS                HELD BY DIRECTOR 3
-----------------     -------------  ----------------     -----------------------              --------------------
OFFICERS:
--------
RONALD S. EAKER        Since 1997          --       Senior Portfolio Manager of Gabelli Fixed             --
President and                                       Income LLC and its predecessors since 1987
Chief Investment Officer
Age: 44

BRUCE N. ALPERT        Since 1997          --       Director and President of Gabelli Advisers,           --
Vice President                                      Inc. Executive Vice President and Chief
Age: 52                                             Operating Officer of Gabelli Funds, LLC since
                                                    1988 and an officer of all mutual funds
                                                    advised by Gabelli Funds, LLC and its
                                                    affiliates

JUDITH RANERI          Since 1997          --       Portfolio Manager, Gabelli Funds, LLC since           --
Secretary, Treasurer                                April 1997; a member of the Investment and
and Portfolio Manager                               Credit Review Committees; Vice President
Age: 37                                             and Portfolio Manager of the Gabelli
                                                    Money Market Funds

HENLEY L. SMITH        Since 1997          --       Senior Portfolio Manager of Gabelli Fixed Income      --
Vice President                                      LLC and its predecessors since 1987
and Investment Officer
Age: 48

1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2 Each Director  will hold office for an  indefinite  term until the earliest of
  (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Amended and Restated By-Laws and Amended and Restated Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 This column includes only directorships of companies required to report to the SEC under the Securities and Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Pohl is considered an "interested person" because of his affiliation with Gabelli Asset Management Inc., an affiliate of the Fund's investment adviser.

--------------------------------------------------------------------------------
                   2004 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

   For the fiscal year ended October 31, 2004, 100.00% of the dividends from investment income paid by the Tax Exempt Money Market Portfolio are exempt from Federal taxation for shareholders who are not subject to the alternative minimum tax. The percentage of income dividends from the Fund subject to alternative minimum tax is 13.92%. These dividends may not be exempt from state and local taxation. Due to the diversity in state and local tax laws, it is recommended that you consult your personal tax adviser for the applicability of the information provided as to your specific situation.

   U.S. GOVERNMENT INCOME:
   The percentage of ordinary income dividend paid by the Domestic Prime Money Market Portfolio, Tax Exempt Money Market Portfolio and U.S. Treasury Money Market Portfolio during the period from November 1, 2003 through October 31, 2004 which was derived from U.S. Treasury securities was 0.00%, 0.00% and 36.59%, respectively. Such income may be exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Treasury securities. The U.S. Treasury Money Market Portfolio met this requirement. The Domestic Prime Money Market Portfolio and Tax Exempt Money Market Portfolio did not meet this requirement in fiscal year 2004.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GABELLI WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GABELLI WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GABELLI WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
GABELLI WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                           THE TREASURER'S FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                    Current Yield available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Anthony J. Colavita                           Karl Otto Pohl
ATTORNEY-AT-LAW                               FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                     DEUTSCHE BUNDESBANK

Arthur V. Ferrara                             Anthony R. Pustorino
FORMER CHAIRMAN AND                           CERTIFIED PUBLIC ACCOUNTANT
CHIEF EXECUTIVE OFFICER                       PROFESSOR EMERITUS,
GUARDIAN LIFE INSURANCE                       PACE UNIVERSITY
COMPANY OF AMERICA

Mary E. Hauck                                 Werner J. Roeder, MD
(RETIRED) SENIOR PORTFOLIO MANAGER            VICE PRESIDENT/MEDICAL AFFAIRS
GABELLI-O'CONNOR FIXED INCOME                 LAWRENCE HOSPITAL CENTER
MUTUAL FUND MANAGEMENT CO.

Robert C. Kolodny, MD                         Anthonie C. van Ekris
PHYSICIAN, AUTHOR AND LECTURER                MANAGING DIRECTOR
GENERAL PARTNER OF KBS PARTNERSHIP            BALMAC INTERNATIONAL, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                                    OFFICERS

Ronald S. Eaker                               Judith A. Raneri
PRESIDENT AND                                 SECRETARY, TREASURER AND
CHIEF INVESTMENT OFFICER                      PORTFOLIO MANAGER

Henley L. Smith                               Bruce N. Alpert
VICE PRESIDENT AND                            VICE PRESIDENT
INVESTMENT OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                             Custodial Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP




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This report is submitted for the general  information of the shareholders of The
Treasurer's Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB TRS AR04 SR

THE
TREASURER'S
FUND,
INC.


Money Market Portfolios
-----------------------

Domestic Prime
Tax Exempt
U.S. Treasury


                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 2004



ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $81,018 in 2004 and $74,000 in 2003.


AUDIT-RELATED FEES

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2004 and $0 in 2003.

TAX FEES

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,000 in 2004 and $7,500 in 2003.

     Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2004 and $0 in 2003.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
             (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services
             Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                   (b) N/A
                   (c) 100%
                   (d) N/A


   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $73,000 in 2004 and $66,500 in 2003.

   (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of two "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita and Werner J. Roeder. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

   o The name of the shareholder and evidence of the person's ownership of shares of the Company, including the number of shares owned and the length of time of ownership;

   o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Company and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and

   o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Company's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Company's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Director of the Company are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight of the business and affairs of the Company and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

The Company's Nominating Committee has adopted a charter (the "Charter"), which was approved by the Board of Directors on May 12, 2004.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant's Form N-CSR, filed on January 9, 2004 (Accession No. 0000935069-04-000095).

   (a)(2)    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)    Not applicable

   (b)       Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE TREASURER'S FUND, INC.

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     January 3, 2005
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     January 3, 2005
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* Print the name and title of each signing officer under his or her signature.